Cover	Nov. 03, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 03, 2022
Entity File Number	333-236458
Entity Registrant Name	iCap Vault 1, LLC
Entity Central Index Key	0001800199
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3535 Factoria Blvd. SE
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Bellevue
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98660
City Area Code	425
Local Phone Number	278-9030
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false